Sales - Summary of Total Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Total sales	$ 933,178	$ 869,235	$ 674,314
Soybean
Disclosure of products and services [line items]
Total sales	79,408	63,797	75,361
Cattle for dairy
Disclosure of products and services [line items]
Total sales	3,380	3,059	3,656
Corn
Disclosure of products and services [line items]
Total sales	82,482	48,502	41,813
Cotton
Disclosure of products and services [line items]
Total sales	420	1,434	3,317
Milk
Disclosure of products and services [line items]
Total sales	31,656	24,561	27,906
Wheat
Disclosure of products and services [line items]
Total sales	14,835	16,951	16,116
Peanut
Disclosure of products and services [line items]
Total sales	3,648	1,703	0
Sunflower
Disclosure of products and services [line items]
Total sales	3,163	7,275	12,659
Sorghum
Disclosure of products and services [line items]
Total sales	0	0	111
Rice
Disclosure of products and services [line items]
Total sales	0	950	0
Barley
Disclosure of products and services [line items]
Total sales	1,888	1,240	634
Seeds
Disclosure of products and services [line items]
Total sales	727	625	648
Others
Disclosure of products and services [line items]
Total sales	2,146	83	1,474
Agricultural produce and biological assets
Disclosure of products and services [line items]
Total sales	223,753	170,180	183,695
Rice
Disclosure of products and services [line items]
Total sales	83,849	94,331	82,797
Ethanol
Disclosure of products and services [line items]
Total sales	241,650	211,451	176,150
Sugar
Disclosure of products and services [line items]
Total sales	305,688	330,895	177,801
Soybean oil and meal
Disclosure of products and services [line items]
Total sales	6,119	0	2,071
Energy
Disclosure of products and services [line items]
Total sales	62,218	53,995	46,671
Powder milk
Disclosure of products and services [line items]
Total sales	2,713	4,816	1,042
Services
Disclosure of products and services [line items]
Total sales	1,144	1,160	1,545
Operating Leases
Disclosure of products and services [line items]
Total sales	771	984	1,309
Others
Disclosure of products and services [line items]
Total sales	5,273	1,423	1,233
Manufactured products and services rendered
Disclosure of products and services [line items]
Total sales	$ 709,425	$ 699,055	$ 490,619